Note 8 - Contract Liability (Tables)	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Explanation of significant changes in contract assets and contract liabilities [text block]
Balance, December 31, 2017	$-
Adjustment on initial application of IFRS 15	90,860
Adjusted balance, January 1, 2018	90,860
Amounts invoices and revenue deferred as at December 31, 2018	207,073
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(80,673)
Balance, December 31, 2018	$217,259
Amounts invoices and revenue deferred as at September 30, 2019	139,249
Recognition of deferred revenue included in period	(180,081)
Balance, September 30, 2019	$176,427